(7) TAXES RECOVERABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	R$ 411,256	R$ 395,045
Current [Member] | Prepayments of social contribution - CSLL [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	12,373	7,257
Current [Member] | Prepayments of income tax - IRPJ [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	36,972	21,887
Current [Member] | Income tax and social contribution to be offset [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	74,395	59,658
Current [Member] | Income tax and social contribution recoverable
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	123,739	88,802
Current [Member] | Withholding income tax - IRRF on interest on capital [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	8,163	43,841
Current [Member] | Withholding income tax - IRRF [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	92,210	103,277
Current [Member] | State VAT - ICMS to be offset [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	125,669	104,843
Current [Member] | Social Integration Program - PIS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	9,970	8,447
Current [Member] | Contribution for Social Security Funding - COFINS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	46,741	37,699
Current [Member] | Others Current [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	4,764	8,137
Current [Member] | Other Taxes Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, current	287,517	306,244
Noncurrent [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	253,691	233,444
Noncurrent [Member] | Income tax and social contribution recoverable
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	67,966	61,464
Noncurrent [Member] | State VAT - ICMS to be offset [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	174,596	159,624
Noncurrent [Member] | Social Integration Program - PIS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	1,060	1,024
Noncurrent [Member] | Contribution for Social Security Funding - COFINS [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	4,885	4,719
Noncurrent [Member] | Other Taxes Recoverable [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	185,725	171,980
Noncurrent [Member] | Social contribution to be offset - CSLL [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	62,458	58,856
Noncurrent [Member] | Income tax to be offset - IRPJ [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	5,508	2,608
Noncurrent [Member] | Others Noncurrent [Member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Total, noncurrent	R$ 5,185	R$ 6,613